Employee Cost - Summary Of Employee Cost (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure of other notes [abstract]
Salaries and wages	₨ 30,632	$ 404	₨ 31,260	₨ 30,217
Contributions to provident and other funds	2,259	30	2,077	1,735
Share based payments	785	10	597	727
JV Employee cost allocation	(5,557)	(73)	(5,302)	(5,759)
Employee Cost	₨ 28,119	$ 371	₨ 28,632	₨ 26,920